ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about royalty interests and deferred acquisition costs (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	$ 47,976,215	$ 43,137,849
Functional currency change adjustments	(439,345)	(387,246)
Other additions		89,461
Depletion	(869,360)	(698,840)
Recoveries		(115,013)
Reclassification (Joaquin and COSE)		0
Ending Balance	63,732,457	47,976,215
Historical costs	69,982,286
Accumulated depletion	(6,249,829)
Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,899,822
Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,224,664
La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	645,032
Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,295,429
Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		66,203
Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		406,431
NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		1,059,449
Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		4,417,921
Producing assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	8,209,510	2,773,923
Functional currency change adjustments	(28,457)	(306,258)
Other additions		0
Depletion	(829,263)	(698,840)
Recoveries		0
Reclassification (Joaquin and COSE)		6,440,685
Ending Balance	13,251,612	8,209,510
Historical costs	19,461,344
Accumulated depletion	(6,209,732)
Producing assets [Member] | Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,899,822
Producing assets [Member] | Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Development assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	34,362,804	39,217,875
Functional currency change adjustments	(179,517)	0
Other additions		68,013
Depletion	(30,000)	0
Recoveries		0
Reclassification (Joaquin and COSE)		(6,440,685)
Ending Balance	45,218,412	34,362,804
Historical costs	45,248,412
Accumulated depletion	(30,000)
Development assets [Member] | Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Development assets [Member] | Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,224,664
Development assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	645,032
Development assets [Member] | Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,195,429
Development assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		51,721
Development assets [Member] | Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		406,431
Development assets [Member] | NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		1,059,449
Development assets [Member] | Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	5,403,901	1,146,051
Functional currency change adjustments	(231,371)	(80,988)
Other additions		21,448
Depletion	(10,097)	0
Recoveries		(115,013)
Reclassification (Joaquin and COSE)		0
Ending Balance	5,262,433	5,403,901
Historical costs	5,272,530
Accumulated depletion	(10,097)
Exploration assets [Member] | Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	$ 100,000
Exploration assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		14,482
Exploration assets [Member] | Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		$ 4,417,921